Related parties - Summary of transactions with other related parties (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans granted to related parties, Interest income			₽ 10,912
Services provided to and received from related parties, Services received from related parties	₽ 7,448	₽ 2,593	3,313
Services provided to and received from related parties, Amounts owed by related parties		1,129
Services provided to and received from related parties, Services received from related parties	9,309
Services provided to and received from related parties, Amounts owed to related parties	270	1,478	1,461
Parent [member]
Disclosure of transactions between related parties [line items]
Loans granted to related parties, Interest income			10,733
Services provided to and received from related parties, Amounts owed by related parties		1,129
Services provided to and received from related parties, Services received from related parties	9,309
Subsidiaries of shareholders exercising significant influence over the Group [member]
Disclosure of transactions between related parties [line items]
Services provided to and received from related parties, Services received from related parties	7,448	2,593	3,313
Services provided to and received from related parties, Amounts owed to related parties	₽ 270	₽ 1,478	1,461
Minority Shareholders [Member]
Disclosure of transactions between related parties [line items]
Loans granted to related parties, Interest income			₽ 179